SHAREHOLDERS’ EQUITY (Details) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
		Mar. 02, 2025	Dec. 14, 2021	Aug. 31, 2021	Jun. 30, 2025	Dec. 31, 2024	Jun. 03, 2025	Mar. 31, 2025
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sale of price (in Dollars per share)			$ 6.9
Warrants price (in Dollars per share)			$ 8.3
Contractual lives			3 years 6 months
Warrant outstanding
Warrant [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Warrants price (in Dollars per share)					$ 0.1023
Shares issued for exercised warrants					39,596	33,040
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted			1,449,276
2021 Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Warrants price (in Dollars per share)					$ 5.115	$ 5.115
Warrant outstanding					33,040	33,040
Two Zero Two Five Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Warrants price (in Dollars per share)					$ 20.625
Contractual lives					4 years 3 months
Warrant outstanding					6,556
Maxim Group LLC [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Warrants price (in Dollars per share)		$ 0.33
Percentage of warrants		125.00%
FT Global Capital [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Warrants price (in Dollars per share)					$ 8.3
Common Class A [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sold and transferred shares				5,000,000
Investors shares			2,898,552
Warrants to purchase shares		327,800
Shares issued for exercised warrants								58,069,113
Ordinary shares, issued	[1]				1,974,163	485,058
Common Stock, Par or Stated Value Per Share (in Dollars per share)	[1]				$ 0.05	$ 0.05
Ordinary shares, outstanding	[1]				1,974,163	485,058
Common Class A [Member] | 2021 Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Contractual lives					5 months 12 days	11 months 12 days
Purchase of shares					33,040	33,040
Common Class A [Member] | Two Zero Two Five Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Purchase of shares					6,556
Common Class A [Member] | Maxim Group LLC [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sale of shares (in Dollars)		$ 16,390,000
Sale of price (in Dollars per share)		$ 0.001
Warrants to purchase shares		16,390,000
Warrants price (in Dollars per share)		$ 0.33
Common Class A [Member] | Consolidation [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares, issued							98,713,955
Common Stock, Par or Stated Value Per Share (in Dollars per share)							$ 0.001
Common Class A [Member] | Consolidation One [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)							$ 0.05
Ordinary shares, outstanding							1,974,163
Common Class A [Member] | FT Global Capital [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted					202,899
Common Class A [Member] | Firebull Holding Limited [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares				5,000,000
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Cancelled shares				5,000,000
Ordinary shares, issued	[1]				42,000	42,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	[1]				$ 0.05	$ 0.05
Ordinary shares, outstanding	[1]				42,000	42,000
Class B Ordinary Shares | Consolidation [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares, issued							2,100,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)							$ 0.001
Class B Ordinary Shares | Consolidation One [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)							$ 0.05
Ordinary shares, outstanding							42,000
Class B Ordinary Shares | Firebull Holding Limited [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares				5,000,000

[1]	Adjusted for the effect of 1-for-50 reverse share split on June 3, 2025, see Note 15 for details.